Exception Summary (Loan Grades)

Exception Type	Exception Grade	Exception	# of Loans	% of Loans	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comments	3	MI Not Being Paid As Required	205	8.77%	0	0	0	0	212
		Collection Comments - Incomplete -	13	0.56%	0	0	0	0	13
		Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	5	0.21%	0	0	0	0	5
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	3	0.13%	0	0	0	0	4
		Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	3	0.13%	0	0	0	0	3
		Cease and Desist Request Received From Mortgagor or 3rd Party	2	0.09%	0	0	0	0	2
		Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	1	0.04%	0	0	0	0	1
		Legal Description Issue - Mortgage contained incorrect legal and no actions to correct to date	1	0.04%	0	0	0	0	1
		Verbal Dispute - No indication servicer ever responded and appears issue still active	1	0.04%	0	0	0	0	1
		Total Credit Grade (3) Exceptions:	234		0	0	0	0	234